STOCKHOLDERS' DEFICIT- Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jan. 30, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Class A common stock subject to possible redemption, shares	23,000,000	23,000,000
Stock conversion basis at time of business combination	1
Ratio to be applied to the stock in the conversion	0.20
Class A Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock shares par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)	650,000	650,000
Common shares, shares outstanding (in shares)	650,000	650,000
Class A common stock subject to possible redemption, shares	23,000,000
Class B Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common stock shares par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)	5,750,000	5,750,000
Common shares, shares outstanding (in shares)	5,750,000	5,750,000